Cash flow information - Additional information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	¥ 4,516	¥ 7,263
Newlink Technology Limited [Member]
Disclosure of Cash Flow Information [Line Items]
Cash advances and loans from related parties	0	27,200
Office Building [Member]
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	3,725	3,154
Office Building [Member] | Non-cash transactions [Member]
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	4,500	7,300
Charging stations [Member]
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	791	4,109
Charging stations [Member] | Non-cash transactions [Member]
Disclosure of Cash Flow Information [Line Items]
Additions to right-of-use assets	¥ 4,500	¥ 7,300